UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07024
Columbia International Stock Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 11.9%
Auto Components – 0.9%
	Continental AG	58,400	4,137,228
	Denso Corp.	210,600	4,784,507
	Auto Components Total		8,921,735
Automobiles – 2.4%
	Nissan Motor Co., Ltd.	401,800	3,937,767
	Renault SA	90,782	7,771,743
	Toyota Motor Corp.	384,600	13,653,393
	Automobiles Total		25,362,903
Hotels, Restaurants & Leisure – 0.5%
	Carnival Corp.	72,500	3,835,250
	Compass Group PLC	485,100	1,914,822
	Hotels, Restaurants & Leisure Total		5,750,072
Household Durables – 3.1%
	Daiwa House Industry Co., Ltd.	315,000	3,479,486
	Koninklijke (Royal) Phillips Electronics NV	328,521	8,369,062
	Matsushita Electric Industrial Co., Ltd.	420,000	6,265,163
	Pioneer Corp.	187,600	3,099,597
	Sekisui Chemical Co., Ltd.	577,000	4,006,169
	Sharp Corp.	347,000	5,382,964
	Sony Corp.	57,300	2,141,539
	Household Durables Total		32,743,980
Leisure Equipment & Products – 0.9%
	Fuji Photo Film Co., Ltd.	218,800	6,794,998
	Sega Sammy Holdings, Inc.	48,000	2,767,129
	Leisure Equipment & Products Total		9,562,127
Media – 3.0%
	British Sky Broadcasting PLC	548,200	5,436,345
	JC Decaux SA (a)	136,100	3,299,722
	Mediaset S.p.A.	252,000	2,970,823
	News Corp., Class B	286,300	4,784,073
	Pearson PLC	721,600	8,641,163
	Reed Elsevier PLC	218,200	2,082,796
	Vivendi Universal SA	149,700	4,559,651
	Media Total		31,774,573
Specialty Retail – 0.3%
	Yamada Denki Co., Ltd.	50,400	2,741,107
	Specialty Retail Total		2,741,107

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
	Burberry Group PLC	544,846	4,054,067
	Swatch Group AG, Registered Shares	138,900	3,798,476
	Textiles, Apparel & Luxury Goods Total		7,852,543
	CONSUMER DISCRETIONARY TOTAL		124,709,040
CONSUMER STAPLES – 9.8%
Beverages – 1.7%
	Diageo PLC	960,880	13,804,575
	SABMiller PLC	141,383	2,171,037
	Scottish & Newcastle PLC	185,000	1,600,132
	Beverages Total		17,575,744
Food & Staples Retailing – 1.2%
	FamilyMart Co., Ltd.	54,200	1,573,937
	Lawson, Inc.	43,200	1,574,004
	Metro AG	93,688	4,668,541
	Tesco PLC	901,814	5,131,662
	Food & Staples Retailing Total		12,948,144
Food Products – 3.2%
	Nestle SA, Registered Shares	77,841	20,484,925
	Royal Numico NV (a)	108,900	4,343,075
	Unilever PLC	860,431	8,388,432
	Food Products Total		33,216,432
Household Products – 1.9%
	Kao Corp.	300,000	6,943,093
	Reckitt Benckiser PLC	444,487	13,574,687
	Household Products Total		20,517,780
Tobacco – 1.8%
	British American Tobacco PLC	228,300	4,345,272
	Imperial Tobacco Group PLC	283,989	7,684,546
	Japan Tobacco, Inc.	519	6,794,646
	Tobacco Total		18,824,464
	CONSUMER STAPLES TOTAL		103,082,564
ENERGY – 9.2%
Energy Equipment & Services – 0.8%
	Saipem S.p.A.	347,400	4,387,121
	Stolt Offshore SA (a)	539,600	4,138,489
	Energy Equipment & Services Total		8,525,610
Oil & Gas – 8.4%
	BG Group PLC	1,238,895	9,393,120
	BP PLC	1,138,040	11,409,228

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	BP PLC, ADR	227,930	13,721,386
	EnCana Corp.	241,600	8,387,215
	ENI S.p.A.	620,531	15,907,555
	OMV AG	13,295	4,664,804
	Shell Transport & Trading Co., PLC	906,700	7,876,730
	Total SA	76,630	16,938,097
	Oil & Gas Total		88,298,135
	ENERGY TOTAL		96,823,745
FINANCIALS – 24.1%
Capital Markets – 1.4%
	Credit Suisse Group, Registered Shares	128,400	5,139,574
	Deutsche Bank AG, Registered Shares	67,759	5,267,572
	Nomura Holdings, Inc.	340,000	4,314,845
	Capital Markets Total		14,721,991
Commercial Banks – 15.8%
	ABN AMRO Holding NV	263,251	6,112,047
	Anglo Irish Bank Corp., PLC	555,400	6,490,202
	Australia & New Zealand Banking Group Ltd.	448,000	7,256,069
	Banco Bilbao Vizcaya Argentaria SA	467,600	7,331,048
	Banco de Sabadell SA	242,353	6,349,669
	Banco Popolare di Verona E Novara	314,098	5,689,058
	Banco Popular Espanol SA	121,280	7,220,741
	Bank of Ireland	351,123	5,365,589
	Barclays PLC	1,353,210	12,828,523
	BNP Paribas SA	102,011	6,858,469
	DBS Group Holdings Ltd.	655,000	5,462,613
	DNB NOR ASA	697,800	6,758,269
	HBOS PLC	385,500	5,613,631
	HSBC Holdings PLC	1,027,300	16,281,220
	KBC Group NV	33,200	2,692,173
	Mitsubishi Tokyo Financial Group, Inc.	761	6,326,403
	Mizuho Financial Group, Inc.	1,909	9,013,674
	National Bank of Greece SA	126,571	4,227,306
	Resona Holdings, Inc. (a)	1,084,000	2,070,862
	Royal Bank of Scotland Group PLC	471,216	13,843,403
	Skandinaviska Enskilda Banken AB, Class A	259,200	4,456,593
	Sumitomo Mitsui Financial Group, Inc.	844	5,473,261
	UniCredito Italiano S.p.A.	830,900	4,297,511

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	United Overseas Bank Ltd.	867,000	7,441,458
	Commercial Banks Total		165,459,792
Consumer Finance – 1.0%
	Credit Saison Co., Ltd.	139,400	4,639,275
	ORIX Corp.	24,700	3,560,579
	Takefuji Corp.	46,300	2,867,320
	Consumer Finance Total		11,067,174
Diversified Financial Services – 1.2%
	Fortis	119,000	3,233,794
	ING Groep NV	238,240	6,588,700
	Suncorp-Metway Ltd.	193,000	2,853,856
	Diversified Financial Services Total		12,676,350
Insurance – 3.1%
	Aegon NV	173,832	2,220,583
	Allianz AG, Registered Shares	38,064	4,483,628
	AXA	173,380	4,224,897
	Fuji Fire & Marine Insurance Co., Ltd.	656,000	1,952,825
	Irish Life & Permanent PLC	183,200	3,044,181
	Mitsui Sumitomo Insurance Co., Ltd.	557,000	5,083,638
	QBE Insurance Group Ltd.	238,200	2,635,100
	Riunione Adriatica di Sicurta S.p.A.	270,914	5,224,149
	Sampo Oyj, Class A	237,600	3,354,401
	Insurance Total		32,223,402
Real Estate – 1.6%
	City Developments Ltd.	558,000	2,291,455
	Sun Hung Kai Properties Ltd.	499,000	4,748,094
	Swire Pacific Ltd., Class A	800,500	6,864,970
	Wharf Holdings Ltd.	873,000	2,847,422
	Real Estate Total		16,751,941
	FINANCIALS TOTAL		252,900,650
HEALTH CARE – 10.4%
Health Care Equipment & Supplies – 1.8%
	GN Store Nord A/S	283,500	3,256,221
	Smith & Nephew PLC	753,302	7,443,162
	Synthes, Inc.	50,900	5,587,386
	Terumo Corp.	87,000	2,284,577
	Health Care Equipment & Supplies Total		18,571,346
Pharmaceuticals – 8.6%
	Astellas Pharma, Inc.	77,400	2,764,645

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	AstraZeneca PLC	363,000	15,440,697
	Eisai Co., Ltd.	94,800	3,210,296
	GlaxoSmithKline PLC	868,734	21,468,303
	Novartis AG, Registered Shares	239,500	11,686,171
	Roche Holding AG, Genusschein	41,200	5,190,398
	Sanofi-Aventis	137,990	12,438,991
	Schering AG	33,800	2,122,511
	Shire Pharmaceuticals Group PLC	361,700	3,854,593
	Takeda Pharmaceutical Co., Ltd.	148,700	7,165,819
	Teva Pharmaceutical Industries Ltd., ADR	134,200	4,478,254
	Pharmaceuticals Total		89,820,678
	HEALTH CARE TOTAL		108,392,024
INDUSTRIALS – 12.2%
Aerospace & Defense – 0.3%
	Singapore Technologies Engineering Ltd.	2,344,000	3,376,542
	Aerospace & Defense Total		3,376,542
Air Freight & Logistics – 0.3%
	Deutsche Post AG, Registered Shares	132,600	3,113,166
	Air Freight & Logistics Total		3,113,166
Building Products – 0.7%
	Nippon Sheet Glass Co., Ltd.	764,000	2,992,625
	Wienerberger AG	92,544	4,104,828
	Building Products Total		7,097,453
Commercial Services & Supplies – 0.5%
	Randstad Holding NV	154,018	5,504,590
	Commercial Services & Supplies Total		5,504,590
Construction & Engineering – 1.8%
	Shimizu Corp.	1,137,000	5,051,860
	Vinci SA	185,420	13,889,969
	Construction & Engineering Total		18,941,829
Electrical Equipment – 1.0%
	ABB Ltd. (a)	605,200	3,949,235
	Mitsubishi Electric Corp.	1,227,000	6,674,713
	Electrical Equipment Total		10,623,948
Industrial Conglomerates – 2.0%
	Hutchison Whampoa Ltd.	687,000	5,962,807
	SembCorp Industries Ltd.	1,895,980	2,580,051
	Siemens AG, Registered Shares	71,957	5,254,660

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
	Smiths Group PLC	437,829	7,001,553
	Industrial Conglomerates Total		20,799,071
Machinery – 1.9%
	Atlas Copco AB, Class B	683,400	9,595,469
	Atlas Copco AB, Class B, Redemption Shares (a)	227,800	612,398
	Komatsu Ltd.	952,000	7,126,392
	Volvo AB, Class B	68,200	2,776,133
	Machinery Total		20,110,392
Marine – 0.5%
	Kawasaki Kisen Kaisha Ltd.	808,000	4,785,274
	Marine Total		4,785,274
Road & Rail – 1.9%
	Canadian National Railway Co.	94,702	5,804,329
	Canadian Pacific Railway Ltd.	148,200	5,458,226
	ComfortDelGro Corp., Ltd.	4,090,000	4,167,063
	East Japan Railway Co.	831	4,126,750
	Road & Rail Total		19,556,368
Trading Companies & Distributors – 0.7%
	Mitsubishi Corp.	592,900	7,836,714
	Trading Companies & Distributors Total		7,836,714
Transportation Infrastructure – 0.6%
	BAA PLC	528,800	5,984,931
	Transportation Infrastructure Total		5,984,931
	INDUSTRIALS TOTAL		127,730,278
INFORMATION TECHNOLOGY – 5.9%
Communications Equipment – 1.3%
	Nokia Oyj	426,700	7,193,323
	Tandberg ASA	212,500	2,273,789
	Telefonaktiebolaget LM Ericsson, ADR	141,300	4,441,059
	Communications Equipment Total		13,908,171
Computers & Peripherals – 0.5%
	Toshiba Corp.	1,310,000	5,354,007
	Computers & Peripherals Total		5,354,007
Electronic Equipment & Instruments – 0.7%
	Hoya Corp.	28,500	3,180,728
	TDK Corp.	47,700	3,472,457
	Electronic Equipment & Instruments Total		6,653,185

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.2%
	NIWS Co., Ltd.	1,790	2,402,815
	Internet Software & Services Total		2,402,815
Office Electronics – 0.7%
	Canon, Inc.	140,600	7,620,266
	Office Electronics Total		7,620,266
Semiconductors & Semiconductor Equipment – 1.4%
	ARM Holdings PLC	1,395,900	2,741,879
	Marvell Technology Group Ltd. (a)	80,600	3,301,376
	Samsung Electronics Co., Ltd.	11,431	5,517,178
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	307,600	2,832,996
	Semiconductors & Semiconductor Equipment Total		14,393,429
Software – 1.1%
	Sage Group PLC	1,554,900	6,102,921
	SAP AG	33,000	5,439,086
	Software Total		11,542,007
	INFORMATION TECHNOLOGY TOTAL		61,873,880
MATERIALS – 4.0%
Chemicals – 3.4%
	BASF AG	95,800	6,352,319
	Novozymes A/S, Class B	60,450	2,934,221
	Shin-Etsu Chemical Co., Ltd.	122,500	4,527,203
	Solvay SA	36,700	3,980,581
	Sumitomo Chemical Co., Ltd.	1,555,000	7,293,725
	Syngenta AG (a)	63,238	6,540,245
	Teijin Ltd.	872,000	3,838,124
	Chemicals Total		35,466,418
Paper & Forest Products – 0.6%
	Stora Enso Oyj, Series R Shares	192,700	2,537,169
	UPM-Kymmene Oyj	204,400	3,968,310
	Paper & Forest Products Total		6,505,479
	MATERIALS TOTAL		41,971,897
TELECOMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 2.7%
	BT Group PLC	1,013,589	3,927,511
	Deutsche Telekom AG, Registered Shares	381,113	7,082,544
	France Telecom SA	149,700	4,231,978
	Koninklijke (Royal) KPN NV	263,081	2,087,449
	Nippon Telegraph & Telephone Corp.	771	3,162,176

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Portugal Telecom, SGPS, SA, Registered Shares	398,700	4,086,212
	Singapore Telecommunications Ltd.	2,245,000	3,498,604
	Diversified Telecommunication Services Total		28,076,474
Wireless Telecommunication Services – 2.8%
	China Mobile Hong Kong Ltd.	1,536,000	5,578,120
	NTT DoCoMo, Inc.	2,013	3,013,094
	Vodafone Group PLC	8,244,060	20,786,796
	Wireless Telecommunication Services Total		29,378,010
	TELECOMMUNICATION SERVICES TOTAL		57,454,484
UTILITIES – 4.7%
Electric Utilities – 2.8%
	E.ON AG	78,356	6,785,182
	Enel S.p.A.	1,067,658	9,588,750
	Fortum Oyj	204,600	3,102,786
	Scottish & Southern Energy PLC	153,000	2,729,137
	Tokyo Electric Power Co., Inc.	289,900	6,805,461
	Electric Utilities Total		29,011,316
Gas Utilities – 0.4%
	Tokyo Gas Co., Ltd.	1,211,000	4,757,071
	Gas Utilities Total		4,757,071
Multi-Utilities & Unregulated Power – 1.5%
	National Grid Transco PLC	483,336	4,739,484
	Veolia Environnement	279,600	10,539,560
	Multi-Utilities & Unregulated Power Total		15,279,044
	UTILITIES TOTAL		49,047,431

	Total Common Stocks (cost of $928,408,247)		1,023,985,993
Investment Companies – 0.8%
	iShares MSCI Malaysia Index Fund	382,800	2,583,900
	iShares MSCI Taiwan Index Fund	465,000	5,510,250

	Total Investment Companies (cost of $8,293,051)		8,094,150

		Shares	Value ($)
Preferred Stock – 0.5%
CONSUMER DISCRETIONARY – 0.5%
Automobiles – 0.5%
	Porsche AG	8,100	5,629,750
	Automobiles Total		5,629,750
	CONSUMER DISCRETIONARY TOTAL		5,629,750

	Total Preferred Stock (cost of $5,175,532)		5,629,750

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 08/15/22, market value of $10,411,800 (repurchase proceeds $10,204,822)	10,204,000	10,204,000

	Total Short-Term Obligation (cost of $10,204,000)		10,204,000

	Total Investments – 100.0% (cost of $952,080,830)(b)(c)		1,047,913,893

	Other Assets & Liabilities, Net- 0.0%		498,320

	Net Assets – 100.0%		1,048,412,213

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustrees.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $ 952,080,830.

(c)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$122,453,234	$(26,620,171)	$95,833,063

Summary of Securities		% of Total
by Country (Unaudited)	Value	Investments
United Kingdom	$272,017,743	26.0%
Japan	230,688,978	22.0
France	84,753,077	8.1
Germany	60,336,187	5.8
Switzerland	56,789,024	5.4
Italy	48,064,968	4.6
Netherlands	35,225,505	3.4
United States*	31,970,985	3.0
Singapore	28,817,786	2.7
Hong Kong	26,001,413	2.5
Sweden	21,881,652	2.1
Spain	20,901,457	2.0
Finland	20,155,989	1.9
Canada	19,649,769	1.9
Ireland	14,899,972	1.4
Australia	12,745,025	1.2
Belgium	9,906,549	0.9
Norway	9,032,057	0.9
Austria	8,769,631	0.8
Denmark	6,190,442	0.6
South Korea	5,517,178	0.5
Greece	4,227,306	0.4
Israel	4,478,254	0.4
Luxembourg	4,138,488	0.4
Portugal	4,086,212	0.4
Panama	3,835,250	0.4
Taiwan	2,832,996	0.3
	$1,047,913,893	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia International Stock Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005